SHAREHOLDER’S COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Compensation
Schedule of shareholders compensation

12/31/2023
Loss for the year	(318,206)
Earnings reserves	8,988,442
Interest on equity prescribed
Net loss after destination	(318,206)
Dividends from earning reserves	(985,000)
Dividends proposed to the profit account	(1,614,000)